Fair value measurements and financial risk management - Risk (Details) $ in Millions		1 Months Ended	12 Months Ended
	Jan. 18, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Foreign Exchange Rates | Designated as Hedging Instrument
Notes payable
Derivative, Notional amount		$ 0.0	$ 0.0	$ 0.0
Bloom Notes
Notes payable
Principal amount	$ 160.0
Term of debt	3 years
Number of notes | item	3
Interest expense			$ 13.7
Bloom Notes - 2023
Notes payable
Principal amount	$ 50.0
Interest rate	6.00%
Bloom Notes - 2024
Notes payable
Principal amount	$ 50.0
Interest rate	6.00%
Bloom Notes - 2025
Notes payable
Principal amount	$ 60.0
Interest rate	4.00%
Senior Secured Notes - 2026
Notes payable
Gross proceeds		$ 475.0
Interest rate		8.00%	8.00%	8.00%
Interest expense			$ 41.7	$ 1.8